Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Categories of Financial Instruments
a.	Categories of financial instruments

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
FVTPL (Note 1)	$326.8	$2,259.4
FVTOCI (Note 2)	134,776.8	129,918.7
Hedging financial assets	25.9	0.1
Amortized cost (Note 3)	612,740.6	826,293.6

	$747,870.1	$958,471.8

Financial liabilities
FVTPL (Note 4)	$982.3	$94.1
Hedging financial liabilities	1.8	1.2
Amortized cost (Note 5)	533,581.7	748,129.3

	$534,565.8	$748,224.6

Note 1:	Financial assets mandatorily measured at FVTPL.
Note 2:	Including notes and accounts receivable (net), equity and debt investments.
Note 3:	Including cash and cash equivalents, financial assets at amortized cost, notes and accounts receivable (including related parties), other receivables and refundable deposits.
Note 4:	Held for trading.
Note 5:
Including short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, cash dividends payable, accrued expenses and other current liabilities, bonds payable, long-term bank loans and guarantee deposits.

Summary of Current Credit Risk Assessment Policies
The Company assesses the
12-month
expected credit loss and lifetime expected credit loss based on the probability of default and loss given default provided by external credit rating agencies. The current credit risk assessment policies are as follows:

Category	Description	Basis for Recognizing Expected Credit Loss	Expected Credit Loss Ratio
Performing	Credit rating is investment grade on valuation date	12 months expected credit loss	0—0.1%
Doubtful	Credit rating is non-investment grade on valuation date	Lifetime expected credit loss-not credit impaired	—
In default	Credit rating is CC or below on valuation date	Lifetime expected credit loss-credit impaired	—
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	—

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments, including principal and interest.

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2019

Non-derivative financial liabilities
Short-term loans	$118,562.6	$—	$—	$—	$118,562.6
Accounts payable (including related parties)	40,206.0	—	—	—	40,206.0
Payables to contractors and equipment suppliers	140,810.7	—	—	—	140,810.7
Accrued expenses and other current liabilities	45,760.9	—	—	—	45,760.9
Bonds payable	32,338.9	7,777.7	18,203.6	—	58,320.2
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,475.1	2,782.9	2,484.5	10,947.7	18,690.2
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	1,553.0	121.0	55.5	0.4	1,729.9

	381,707.2	10,681.6	20,743.6	10,948.1	424,080.5

Derivative financial instruments
Forward exchange contracts
Outflows	141,450.8	—	—	—	141,450.8
Inflows	(141,128.9)	—	—	—	(141,128.9)

	321.9	—	—	—	321.9

	$382,029.1	$10,681.6	$20,743.6	$10,948.1	$424,402.4

December 31, 2020

Non-derivative financial liabilities
Short-term loans	$88,557.5	$—	$—	$—	$88,557.5
Accounts payable (including related parties)	41,095.0	—	—	—	41,095.0
Payables to contractors and equipment suppliers	157,805.0	—	—	—	157,805.0
Accrued expenses and other current liabilities	71,995.7	—	—	—	71,995.7
Bonds payable	5,328.0	27,631.6	59,986.8	207,152.1	300,098.5
Long-term bank loans	8.0	847.4	1,170.9	—	2,026.3
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,024.2	3,566.7	3,198.8	15,067.9	23,857.6
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	84.4	113.5	151.8	0.3	350.0

	366,897.8	32,159.2	64,508.3	222,220.3	685,785.6

Derivative financial instruments
Forward exchange contracts
Outflows	177,764.2	—	—	—	177,764.2
Inflows	(181,458.0)	—	—	—	(181,458.0)

	(3,693.8)	—	—	—	(3,693.8)

	$363,204.0	$32,159.2	$64,508.3	$222,220.3	$682,091.8

Summary of Additional Information About In Maturity Lease Liabilities
Information about the maturity analysis for lease liabilities more than 5 years:

	5-10 Years	10-15 Years	15-20 Years	More Than 20 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2019
Lease liabilities	$5,581.1	$3,691.3	$1,600.9	$74.4	$10,947.7

December 31, 2020
Lease liabilities	$7,402.0	$5,253.9	$2,255.2	$156.8	$15,067.9

Summary of Level 3 Fair Value Were Financial Assets at FVTPL and Equity Investments classified as Financial Assets at FVTOCI
The financial assets measured at Level 3 fair value were financial assets at FVTPL and equity investments classified as financial assets at FVTOCI. Reconciliations for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$5,841.4	$3,910.7	$4,208.9
Additions	212.5	372.3	175.2
Recognized in profit or loss	—	—	(3.8)
Recognized in other comprehensive income	(2,141.4)	129.5	409.0
Disposals and proceeds from return of capital of investments	(175.8)	(76.5)	(51.1)
Transfers out of level 3 (Note)	—	(43.6)	—
Effect of exchange rate changes	174.0	(83.5)	(223.3)

Balance, end of year	$3,910.7	$4,208.9	$4,514.9

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Fair Value of Financial Instruments
The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Mandatorily measured at FVTPL
Forward exchange contracts	$—	$162.1	$—	$162.1
Convertible bonds	—	—	123.8	123.8
Agency mortgage-backed securities	—	40.9	—	40.9

	$—	$203.0	$123.8	$326.8

Financial assets at FVTOCI
Investments in debt instruments
Agency bonds/Agency mortgage-backed securities	$—	$51,966.5	$—	$51,966.5
Corporate bonds	—	51,790.0	—	51,790.0
Government bonds	12,678.1	146.1	—	12,824.2
Asset-backed securities	—	10,815.9	—	10,815.9
Investments in equity instruments
Non-publicly traded equity investments	—	39.2	4,085.1	4,124.3
Notes and accounts receivable, net	—	3,255.9	—	3,255.9

	$12,678.1	$118,013.6	$4,085.1	$134,776.8

Hedging financial assets
Fair value hedges
Interest rate futures contracts	$22.4	$—	$—	$22.4
Cash flow hedges
Forward exchange contracts	—	3.5	—	3.5

	$22.4	$3.5	$—	$25.9

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$982.3	$—	$982.3

Hedging financial liabilities
Cash flow hedges
Forward exchange contracts	$—	$1.8	$—	$1.8

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Financial assets at FVTPL
Mandatorily measured at FVTPL
Forward exchange contracts	$—	$2,259.4	$—	$2,259.4

Financial assets at FVTOCI
Investments in debt instruments
Corporate bonds	$—	$56,593.6	$—	$56,593.6
Agency bonds/Agency mortgage-backed securities	—	43,977.1	—	43,977.1
Government bonds	13,279.2	180.3	—	13,459.5
Asset-backed securities	—	8,368.3	—	8,368.3
Investments in equity instruments
Non-publicly traded equity investments	—	—	4,514.9	4,514.9
Publicly traded stocks	50.0	—	—	50.0
Notes and accounts receivable, net	—	2,955.3	—	2,955.3

	$13,329.2	$112,074.6	$4,514.9	$129,918.7

Hedging financial assets
Fair value hedges
Interest rate futures contracts	$0.1	$—	$—	$0.1

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$94.1	$—	$94.1

Hedging financial liabilities
Fair value hedges
Interest rate futures contracts	$1.2	$—	$—	$1.2

Not measured at fair value but for which the fair value is disclosed [member]
Statement [LineItems]
Fair Value of Financial Instruments
The table below sets out the fair value hierarchy for the Company’s financial assets and liabilities which are not required to measure at fair value:

	December 31, 2019
	Carrying	Level 2
	Amount	Fair Value
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$7,648.8	$7,718.7

Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$56,900.0	$57,739.1

	December 31, 2020
	Carrying	Level 2
	Amount	Fair Value
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$10,970.2	$11,053.6

Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$256,705.1	$257,551.2